Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000112720 | 87612G101 | Targa Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000112720 | 29273V100 | Energy Transfer, L.P.
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000112720 | 72651A207 | Plains GP Holdings, L.P., Class A
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000112720 | 16411R208 | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000112720 | 958669103 | Western Midstream Partners, L.P.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000112720 | 55336V100 | MPLX, L.P.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000112720 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000112720 | 29336T100 | EnLink Midstream, LLC
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000112720 | 682680103 | ONEOK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000112720 | 23345M107 | DT Midstream, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000112720 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000112720 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000112720 | Energy
Holdings [Line Items]
Percent of Net Asset Value	92.60%
C000112720 | InvestmentType_Mlp & Mlp Related Securities
Holdings [Line Items]
Percent of Total Investments	98.50%
C000112720 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.50%
C000124015 | 87612G101 | Targa Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000124015 | 29273V100 | Energy Transfer, L.P.
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000124015 | 72651A207 | Plains GP Holdings, L.P., Class A
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000124015 | 16411R208 | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000124015 | 958669103 | Western Midstream Partners, L.P.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000124015 | 55336V100 | MPLX, L.P.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000124015 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000124015 | 29336T100 | EnLink Midstream, LLC
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000124015 | 682680103 | ONEOK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000124015 | 23345M107 | DT Midstream, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000124015 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000124015 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000124015 | Energy
Holdings [Line Items]
Percent of Net Asset Value	92.60%
C000124015 | InvestmentType_Mlp & Mlp Related Securities
Holdings [Line Items]
Percent of Total Investments	98.50%
C000124015 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.50%
C000112721 | 87612G101 | Targa Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000112721 | 29273V100 | Energy Transfer, L.P.
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000112721 | 72651A207 | Plains GP Holdings, L.P., Class A
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000112721 | 16411R208 | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000112721 | 958669103 | Western Midstream Partners, L.P.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000112721 | 55336V100 | MPLX, L.P.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000112721 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000112721 | 29336T100 | EnLink Midstream, LLC
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000112721 | 682680103 | ONEOK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000112721 | 23345M107 | DT Midstream, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000112721 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000112721 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000112721 | Energy
Holdings [Line Items]
Percent of Net Asset Value	92.60%
C000112721 | InvestmentType_Mlp & Mlp Related Securities
Holdings [Line Items]
Percent of Total Investments	98.50%
C000112721 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.50%
C000203318 | 87612G101 | Targa Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000203318 | 29273V100 | Energy Transfer, L.P.
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000203318 | 72651A207 | Plains GP Holdings, L.P., Class A
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000203318 | 16411R208 | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000203318 | 958669103 | Western Midstream Partners, L.P.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000203318 | 55336V100 | MPLX, L.P.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000203318 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000203318 | 29336T100 | EnLink Midstream, LLC
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000203318 | 682680103 | ONEOK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000203318 | 23345M107 | DT Midstream, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000203318 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000203318 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000203318 | Energy
Holdings [Line Items]
Percent of Net Asset Value	92.60%
C000203318 | InvestmentType_Mlp & Mlp Related Securities
Holdings [Line Items]
Percent of Total Investments	98.50%
C000203318 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.50%